Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
REVENUE
Sales	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0
Cost of Sales	0	0	0	0				0
Cost of Sales	0	0	0	0				0
General and administrative expenses:
Salaries	34,500	34,500	69,000	69,000		208,500	421,757	490,757
Depreciation and Amortization	465	279	850	559		887	2,109	2,959
Mineral Property Expenditures	14,362	24,319	146,270	194,740		287,923	364,111	510,380
Legal and professional fees	34,441	178,725	246,196	211,555		419,427	983,501	1,191,857
Marketing and Advertising	45,377	6,584	113,891	7,744		74,116	154,430	268,321
Insurance	4,840	5,934	10,421	9,886		18,163	39,210	49,631
Dues and Subscriptions	2,567	2,138	2,567	4,490		11,824	27,130	32,241
Taxes	0	(18,360)	0	(18,360)		18,360	725	725
Other general and administrative	11,971	6,857	36,670	17,190		25,841	81,895	119,256
Total operating expenses	148,523	240,976	625,865	496,804		1,065,041	2,074,868	2,666,127
(Loss) from operations	(148,523)	(240,976)	(625,865)	(496,804)		(1,065,041)	(2,074,868)	(2,666,127)
Other income (expense):
Interest Income								0
Currency losses						0	(10,762)	(10,762)
Interest (expense)	(156,313)		(324,305)		(7,054)	(1,025)	(122,110)	(481,021)
(Loss) before taxes	(304,836)	(240,976)	(950,170)	(496,804)		(1,066,066)	(2,207,740)	(3,157,910)
Provision (credit) for taxes on income	0	0	0	0		0	0	0
Net (loss)	(304,836)	(240,976)	(950,170)	(496,804)	(996,265)	(1,066,066)	(2,207,740)	(3,157,910)
Basic earnings (loss) per common share	$ (0.0038)	$ (0.0035)	$ (0.0117)	$ (0.0073)	$ (0.0121)	$ 0
Weighted average number of shares outstanding	81,056,995	68,094,262	81,056,995	68,094,262		61,338,612
Restated
REVENUE
Sales					0
General and administrative expenses:
Salaries					150,500
Depreciation and Amortization					1,223
Mineral Property Expenditures					272,188
Legal and professional fees					297,455
Marketing and Advertising					80,303
Insurance					21,047
Dues and Subscriptions					13,661
Taxes					(18,360)
Other general and administrative					54,632
Total operating expenses					872,649
(Loss) from operations					(872,649)
Other income (expense):
Currency losses					(2,531)
Interest (expense)					(121,085)
(Loss) before taxes					(996,265)
Provision (credit) for taxes on income					0
Net (loss)					$ (996,265)
Basic earnings (loss) per common share					$ (0.0143)
Weighted average number of shares outstanding					69,500,664